Transaction Revenue - Summary of Disaggregation Of Revenue by Timing (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Transaction revenue	$ 1,893.6	$ 1,546.3	$ 1,323.1
Recognized at a point in time [Member]
Disaggregation of Revenue [Line Items]
Transaction revenue	1,841.9	1,505.5	1,303.2
Recognized over time [Member]
Disaggregation of Revenue [Line Items]
Transaction revenue	$ 51.7	$ 40.8	$ 19.9